Business Combination - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 17,231	$ 11,820
Alchemee Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition, date of acquisition	Feb. 28, 2022
Percentage of ownership acquired	100.00%
Purchase price	$ 95,000
Business acquisition, transaction costs	1,000
Goodwill	$ 10,000